UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         The Cincinnati Indemnity Company
Address:      6200 South Gilmore Road
              Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:   Martin F. Hollenbeck
Title:  Chief Investment Officer
Phone:  (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck            Fairfield, Ohio            February 7, 2011
------------------------            ---------------            ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers              1
                                             ----------

Form 13F Information Table Entry Total:        9
                                             ----------

Form 13F Information Table Value Total         12,473
                                             ----------
                                             (thousands)

List of Other Included Managers:

No.       File No.           Name
01       028-10798           Cincinnati Financial Corporation

                               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      SH/     COLUMN 6    COLUMN 7  COLUMN 8
              ISSUER        TITLE OF CLASS  CUSIP    FMV (000) SHARES/PRINCIPAL  PRN  INVESTMENT DIS OTH MGRS    SOLE   SHARED  NONE
AUTOMATIC DATA PROCESSING   COMMON        053015103      2,226           48,100  SH   SHARED-OTHER      01        -     48,100    -
GENUINE PARTS CO            COMMON        372460105        770           15,000  SH   SHARED-OTHER      01        -     15,000    -
HASBRO INC                  COMMON        418056107        991           21,000  SH   SHARED-OTHER      01        -     21,000    -
JOHNSON & JOHNSON           COMMON        478160104      1,546           25,000  SH   SHARED-OTHER      01        -     25,000    -
NORTHERN TRUST CORP         COMMON        665859104      2,045           36,900  SH   SHARED-OTHER      01        -     36,900    -
NUCOR CORP                  COMMON        670346105        986           22,500  SH   SHARED-OTHER      01        -     22,500    -
PRAXAIR INC                 COMMON        74005P104      1,432           15,000  SH   SHARED-OTHER      01        -     15,000    -
SPECTRA ENERGY CORP         COMMON        847560109      1,250           50,000  SH   SHARED-OTHER      01        -     50,000    -
VERIZON COMMUNICATIONS INC  COMMON        92343V104      1,227           34,300  SH   SHARED-OTHER      02        -     34,300    -
                                                        12,473